Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Point Bridge America First ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Point Bridge America First ETF NAV
Account Value	$ 19,782	$ 17,157	$ 15,517	$ 15,581	$ 10,064	$ 11,236	$ 10,988
Point Bridge America First ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Point Bridge America First ETF Market
Account Value	$ 19,774	17,125	15,485	15,595	10,061	11,235	11,096
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 24,922	20,009	16,731	18,718	13,294	12,366	11,200
Point Bridge America First Index/GOP Stock Tracker TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Point Bridge America First Index/GOP Stock Tracker TR Index
Account Value	$ 20,833	$ 17,919	$ 16,090	$ 16,039	$ 10,275	$ 11,395	$ 11,058